FAIR VALUE MEASUREMENTS (Details) (Recurring, USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
LEVEL 1
Assets:
Money market funds held in rabbi trusts	$ 2.2	$ 0.9
LEVEL 2
Assets:
Foreign currency forward contracts	6.5	10.4
Liabilities:
Foreign currency forward contracts	9.9	3.3
LEVEL 3
Liabilities:
Contingent consideration obligation	23.2	25.1
CARRYING AMOUNT
Assets:
Money market funds held in rabbi trusts	2.2	0.9
Foreign currency forward contracts	6.5	10.4
Liabilities:
Foreign currency forward contracts	9.9	3.3
Contingent consideration obligation	$ 23.2	$ 25.1